Prepayment and Other Current Assets (Details) - Schedule of prepayment and other current assets - USD ($)		Dec. 31, 2021	Dec. 31, 2020
Schedule of prepayment and other current assets [Abstract]
Prepaid expenses		$ 51,301	$ 54,466
Note receivable	[1]		400,000
Advance deposit for intent acquisition	[2]		4,937,664
Loan receivable	[3]	400,000
Prepaid input VAT		2,848,547
Deposits and others		26,577	28,786
Total prepayment and other current assets		$ 3,326,425	$ 5,420,916

[1]	While the Company entered into the purchase Agreement with the Buyers to sell 100% equity interest in Anyi Network including its subsidiaries, the Company entered into a Promissory Note, pursuant to which the Buyers agreed to pay the Cash Consideration of $400,000 to the Company on or prior to June 30, 2021. The Company received $400,000 in July 2021(See Note 4).
[2]	The Company entered into a letter of intent of equity acquisition with Yushu Kingo City Real Estate Development Co., Ltd. (“Yushu Kingo”) on February 26, 2019, and made advance payments upon execution of a letter of intent for completion of due diligence of $4,937,664. On October 20, 2021, AGM Tianjin entered into an agreement on transfer of creditor rights without recourse right with a non-affiliated third party, Huanong Yijia (Beijing) Technology Development Co., Ltd. (“Huanong Yijia”). Pursuant to the agreement, Huanong Yijia should pay a penalty at the rate of 4 times of the loan market quotation rate published by The National Inter-Bank Lending Center of China during the same period if it delays in paying any installment. On November 18, 2021, the Company received. $4,961,517 from Huanong Yijia, which is the consideration of transferring the credit rights (including $4,937,664 principle and 10% of $4,937,664 capital gains).
[3]	On October 12, 2021, the Company entered into a loan agreement with AGM Group Ltd., who is the minority shareholder of the Company holding 20 class A shares as of December 31, 2021. As AGM Group Ltd. (i) held less than 10% of the Company’s securities shares, (ii) was not the company’s management, (iii) could not directly or indirectly control the Company, (iv) could not significantly influence the financial and operating decisions of the Company, the Company is not regarded it as a related party. Pursuant to the agreement, the company extended a $400,000 loan to AGM Group Ltd. at the interest rate of 1% for one year as working capital support.